Share-Based Payments - Data Related to All Stock Option Activity (Detail) (Employee Stock Option [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per stock option	$ 3.13	$ 2.79	$ 3.15
Aggregate intrinsic value on exercise	$ 578	$ 263	$ 32
Cash received upon exercise	1,750	568	153
Tax benefits realized related to exercise	160	81	10
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$ 120	$ 148	$ 177
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1 year 8 months	1 year 8 months	1 year 10 months